UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

New Era Fund	September 30, 2015

T. Rowe Price New Era Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 97.5%		
AGRICULTURE 4.2%		
Fertilizers & Agricultural Chemicals 4.2%		
Agrium	355,200	31,790
CF Industries	565,300	25,382
Monsanto	185,000	15,788
Potash Corporation of Saskatchewan	611,368	12,564
Syngenta, ADR	441,300	28,146
Total Agriculture		113,670
CHEMICALS 12.8%		
Diversified Chemicals 1.3%		
Dow Chemical	320,700	13,598
EI du Pont de Nemours	470,200	22,663
		36,261
Specialty Chemicals 11.5%		
Air Products & Chemicals	227,300	28,999
Airgas	588,200	52,544
Ashland	289,100	29,089
Celanese, Series A	323,700	19,153
International Flavors & Fragrances	188,000	19,413
NewMarket	30,800	10,996
PolyOne	281,600	8,262
Praxair	243,700	24,823
RPM	1,263,300	52,920
Sherwin-Williams	93,100	20,741
Umicore (EUR)	271,394	10,458

Victrex (GBP)	1,140,350	30,657
		308,055
Total Chemicals		344,316
ENERGY INDUSTRIALS 9.5%		
Construction Materials 2.4%		
Martin Marietta Materials	111,500	16,943
Vulcan Materials	546,100	48,712
		65,655
Industrial Machinery 5.3%		
Aalberts Industries (EUR)	587,526	17,421
Flowserve	1,086,800	44,711
Pentair	719,500	36,723
Sandvik, A Shares (SEK)	1,749,501	14,926
Watts Water Technologies, Class A	311,171	16,436
Weir Group (GBP)	682,418	12,104
		142,321
Metal & Glass Containers 1.4%		
Ball	390,600	24,295
Vidrala (EUR)	284,125	13,344
		37,639
Trading Companies & Distributors 0.4%		
MRC Global (1)	876,800	9,776
		9,776
Total Energy Industrials		255,391
ENERGY SERVICES & PROCESSORS 11.4%		
Oil & Gas Drilling 0.7%		
Noble	720,157	7,857

Patterson-UTI Energy	775,900	10,195
		18,052
Oil & Gas Equipment & Services 9.7%		
Aker Solutions (NOK)	4,067,077	14,073
Amec Foster Wheeler (GBP)	1,310,555	14,241
Baker Hughes	290,600	15,123
Cameron International (1)	586,400	35,958
Computer Modelling (CAD)	472,200	4,009
Dril-Quip (1)	335,000	19,504
Flotek Industries (1)	717,900	11,989
FMC Technologies (1)	423,500	13,129
Halliburton	1,346,500	47,599
Helix Energy Solutions Group (1)	1,721,700	8,247
John Wood (GBP)	1,534,384	14,304
National Oilwell Varco	364,800	13,735
Newpark Resources (1)	1,124,500	5,757
Oceaneering International	308,700	12,126
RPC	1,296,300	11,472
Schlumberger	211,735	14,603
Tesco	788,100	5,627
		261,496
Oil & Gas Refining & Marketing 1.0%		
Murphy USA (1)	262,500	14,424
Tesoro Petroleum	55,300	5,377
Valero Energy	108,000	6,491
		26,292
Total Energy Services & Processors		305,840
EXPLORATION & PRODUCTION 25.4%		
Non-U.S. Oil & Gas Exploration & Production 3.8%		
Canadian International Oil, Acquisition Date: 7/14/14 Cost $7,407 (CAD) (1)(2)(3)	2,910,500	5,888
Canadian Natural Resources	1,025,200	19,940

Kelt Exploration (CAD) (1)	2,249,500	9,625
Kosmos Energy (1)	1,824,900	10,183
Lundin Petroleum (SEK) (1)	903,728	11,653
Oil Search (AUD)	1,221,735	6,195
Ophir Energy (GBP) (1)	6,174,483	8,409
Seven Generations Energy (CAD) (1)	1,786,046	16,877
Woodside Petroleum (AUD)	700,072	14,314
		103,084
U.S. Mixed Exploration & Production 2.8%		
EQT	819,500	53,079
Range Resources	541,820	17,403
WPX Energy (1)	883,000	5,846
		76,328
U.S. Oil Exploration & Production 18.8%		
Anadarko Petroleum	291,800	17,622
Apache	992,900	38,882
Cimarex Energy	696,160	71,342
Concho Resources (1)	861,700	84,705
Continental Resources (1)	902,900	26,157
Diamondback Energy (1)	468,000	30,233
EOG Resources	817,732	59,531
Gulfport Energy (1)	432,600	12,839
Matador Resources (1)	1,110,853	23,039
Newfield Exploration (1)	345,300	11,360
PDC Energy (1)	221,657	11,750
Pioneer Natural Resources	726,700	88,396
SM Energy	626,271	20,066
Synergy Resources (1)	886,000	8,683
		504,605
Total Exploration & Production		684,017

INTEGRATEDS 12.2%		
Integrated Oil & Gas 12.2%		
BG Group (GBP)	2,407,448	34,715
Eni (EUR)	1,652,894	26,007
ExxonMobil	1,022,500	76,023
Hess	856,100	42,857
Occidental Petroleum	1,116,300	73,843
Total (EUR)	1,640,681	73,970
Total, Rights, 10/28/15 (EUR) (1)	1,640,681	—
Total Integrateds		327,415
METALS & MINING 8.7%		
Diversified Metals & Mining 4.5%		
Acerinox (EUR)	1,025,212	9,160
Antofagasta (GBP)	1,494,331	11,332
Aurubis (EUR)	175,304	11,142
BHP Billiton (AUD)	1,169,030	18,438
HudBay Minerals (CAD)	2,069,400	7,645
South32 (AUD) (1)	10,930,460	10,563
Southern Copper	1,400,100	37,411
Worthington Industries	647,100	17,135
		122,826
Precious Metals & Minerals 4.2%		
Franco-Nevada (CAD)	469,400	20,686
Fresnillo (GBP)	2,018,694	18,097
Petra Diamonds (GBP) (1)	15,474,418	19,736
Randgold Resources (GBP)	372,895	21,949
Silver Wheaton (CAD)	1,546,900	18,593
Stillwater Mining (1)	1,353,100	13,977
		113,038
Total Metals & Mining		235,864

OTHER 4.1%		
Paper & Forest Products 4.1%		
Avery Dennison	215,700	12,202
Billerudkorsnas (SEK)	973,551	14,043
International Paper	300,878	11,370
Schweitzer-Mauduit International	321,900	11,067
West Fraser Timber (CAD)	273,400	8,687
Westrock	581,730	29,924
Weyerhaeuser, REIT	829,679	22,683
Total Other		109,976
UTILITIES 7.4%		
Electric Utilities 1.1%		
FirstEnergy	695,200	21,767
PNM Resources	256,600	7,197
		28,964
Gas Utilities 2.2%		
Atmos Energy	833,434	48,489
Infraestructura Energetica Nova (MXN)	2,406,387	9,848
		58,337
Multi-Utilities 3.7%		
DTE Energy	180,000	14,467
National Grid (GBP)	2,443,024	34,023
NiSource	1,835,500	34,048
PG&E	346,300	18,285
		100,823
Water Utilities 0.4%		
Western Water (1)(3)	2,259	—
Western Water, Warrants, 9/1/17 Acquisition Date: 10/16/09 - 8/24/11, Cost $0 (1)(2)(3)	12,766	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 20, 1969. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2015, totaled $(876,000) for the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $2,807,437,000. Net unrealized loss aggregated $119,203,000 at period-end, of which $303,175,000 related to appreciated investments and $422,378,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015